The fair value of the Vedatis Earn-Out Payment at year end was calculated using the following inputs: (Details) - Vedatis [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payment date	Aug. 29, 2025	Aug. 29, 2025
Maturity period	2 years 7 months 28 days	3 years 7 months 28 days
Required metric risk premium	21.75%	21.75%
Ebitda volatility rate	15.00%	17.00%
Senior credit rating	B-	B-
Earn-out payment credit rating	CCC+	CCC+
Drift rate	3.73%	1.15%
Discount rate (risk free rate) for equity-based payment	3.68%	1.16%
Discount rate (risk adjusted rate) for cash payment	11.01%	9.79%